Investment Risks - T-Strive Digital Credit Preferred Income ETF	Sep. 11, 2026
Bitcoin Treasury Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Bitcoin Treasury Companies Risk. Bitcoin treasury companies face unique risks as a result of holding Bitcoin in their treasury. The speculative perception of Bitcoin may overshadow the fundamentals of such companies, leading to exaggerated price movements based on hype or fear. Such companies may face criticism for adopting such a unique strategy, particularly during periods of declining Bitcoin prices, potentially harming their reputation and stock value. Bitcoin treasury companies may also face scrutiny or reputational damage for associating with Bitcoin, which some stakeholders view as controversial due to its environmental and illicit activity concerns. Bitcoin treasury companies with significant international operations may face challenges if jurisdictions impose restrictions on Bitcoin usage, trade or holdings. Bitcoin treasury companies holding Bitcoin may face accounting challenges, such as recording impairment losses when Bitcoin prices decline, even if the holdings are not sold. This can distort financial performance metrics. The value of the Fund’s investments in instruments that provide exposure to Bitcoin treasury companies – and therefore the value of an investment in the Fund – could decline significantly and without warning. If you are not prepared to accept significant and unexpected changes in the value of the Fund, you should not invest in the Fund.

Active Management Risk Member
Prospectus [Line Items]
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Active Management Risk. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. The portfolio managers' judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. The Fund will concentrate its investments (i.e., invest 25% or more of its total assets) in securities of issuers in the Bitcoin treasury companies industry. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.
Strategy Inc. Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Strategy Inc. Investing Risk. As of the date of this prospectus, due to the limited number of Digital Credit Preferred Securities, the Fund is expected to have significant exposure to Strategy Inc. (“MSTR”). MSTR’s operating results, revenues, and expenses have varied in the past and may vary significantly in the future. These fluctuations are, in part, a result of (i) fluctuations in the price of bitcoin, of which MSTR has significant holdings and with respect to which MSTR expects to continue to make significant future purchases; (ii) any sales by MSTR of bitcoin at prices above or below their carrying value, which would result in MSTR recording gains or losses upon such sales; (iii) the incurrence of tax liabilities with respect to bitcoin; (iv) regulatory, commercial, and technical developments related to bitcoin or the Bitcoin blockchain, or digital assets more generally; (v) the incurrence of additional dividend obligations on MSTR’s outstanding or any newly issued series of preferred stock or fixed interest charges on outstanding or additional indebtedness; (vi) the impact of war, terrorism, infectious diseases, natural disasters and other global events, and governmental responses to such events, on the global economy and the market for and price of bitcoin; and (vii) significant changes to MSTR’s software business, including significant changes in software sales or operating expenses, or the timing of announcements of new offerings or research and development projects by MSTR or its competitors.
MSTR does not expect its enterprise analytics software business to generate sufficient cash flow from operations to satisfy its financial obligations or liquidity needs in the near term, and MSTR has significant outstanding indebtedness (and related interest obligations) and dividend obligations on its preferred stock outstanding. MSTR, as part of its bitcoin strategy, expects to issue additional preferred stock, and to incur or continue to incur additional indebtedness and fixed charges. MSTR’s ability to obtain equity or debt financing generally may depend on, among other factors, the value of its bitcoin holdings, investor sentiment and the general public perception of bitcoin. A significant decline in the fair market value of MSTR’s bitcoin holdings or a negative shift in these other factors may create liquidity and credit risks, as such a decline or such shifts may adversely impact its ability to secure sufficient equity or debt financing to meet its obligations. If MSTR is unable to raise equity or debt financing or sell its bitcoin to raise proceeds sufficient to satisfy its financial obligations or liquidity needs, including its debt service and cash dividend payments on its preferred stock, it could be in default under such obligations, which could have a material adverse effect on MSTR’s financial condition. The risks described in this risk factor could result in the Fund not achieving its investment objective, and could result in substantial losses to the Fund’s shareholders.

Strive, Inc. Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Strive, Inc. Investing Risk. As of the date of this prospectus, due to the limited number of Digital Credit Preferred Securities, the Fund is expected to have significant exposure to Strive, Inc. (“Strive”). Strive has a limited operating history and has had operating losses in each year of its operations. Strive may be subject to many risks common to new businesses, including under-capitalization, cash shortages, limitations with respect to personnel, financial and other resources and lack of revenues. In addition, Strive launched its bitcoin treasury strategy in May 2025, and has a limited operating history of investing in and holding bitcoin. There is no assurance that Strive will be successful in achieving a return on its investment or meeting other metrics of success. As a Bitcoin treasury company, Strive faces risks related to its ability to: (i) maintain a bitcoin treasury strategy, including with respect to the financing, acquisition and custody of bitcoin; (ii) identify and successfully implement alpha-generating strategies, such as the identification and acquisition of bitcoin-related products at a purchase price discount to their book value or cash assets; (iii) improve its current operational infrastructure and non-platform technology to support its growth, including its bitcoin treasury strategy, and to respond to the evolution of its market and competitors’ developments; (iv) further trust with future investors and partners with respect to its bitcoin treasury business; (v) distinguish itself from competitors in the bitcoin treasury business and its other businesses and navigate political issues; (vi) respond appropriately to changes in the price of bitcoin, the price of which has been, and will likely continue to be, highly volatile; (vii) respond to complex, evolving, stringent, contradictory industry standards and government regulation on an international scale that impact its businesses, including its bitcoin treasury strategy; (viii) maintain and grow its existing asset management operations; (ix) identify, complete and integrate acquisitions; and (x) prevent, detect, respond to, or mitigate failures or breaches of privacy and security, including with respect to its bitcoin and its custodial partners.

If Strive’s historical operating businesses do not generate cash flow in future periods sufficient to satisfy its financial obligations, including any future debt and cash dividend obligations, it intends to fund obligations using cash flow generated by equity or debt financings. Strive’s ability to obtain equity or debt financing may in turn depend on, among other factors, the value of its then-existing bitcoin holdings, investor sentiment and the general public perception of bitcoin, Strive’s strategy and its value proposition, including as compared to other bitcoin treasury companies. Accordingly, a significant decline in the market value of Strive’s bitcoin holdings or a negative shift in these other factors may create liquidity and credit risks, as such a decline or such shifts may adversely impact Strive’s ability to secure sufficient equity or debt financing to satisfy any future financial obligations, including any future debt and cash dividend obligations. These risks could materialize at times when bitcoin or any bitcoin-related products trade below the carrying value on Strive’s most recent balance sheet or its cost basis. As Strive has limited operating assets, it may be required to sell bitcoin or bitcoin-related products to satisfy such future obligations. Any such sale of bitcoin or bitcoin-related products may have a material adverse effect on Strive’s operating results and financial condition, and could impair its ability to secure additional equity or debt financing in the future. Strive’s inability to secure additional equity or debt financing in a timely manner, on favorable terms or at all, or to sell its bitcoin in amounts and at prices sufficient to satisfy its financial obligations, including debt service and cash dividend obligations, could cause Strive to default under any future debt obligations and have a material adverse effect on its financial condition. The risks described in this risk factor could result in the Fund not achieving its investment objective, and could result in substantial losses to the Fund’s shareholders.

Bitcoin And Bitcoin Mining Risk Member
Prospectus [Line Items]
Risk [Text Block]	Bitcoin Risk. While the Fund will not directly invest in Bitcoin, it will be subject to the risks associated with Bitcoin by virtue of its investments in preferred equity issued by Bitcoin treasury companies. Investing in Bitcoin exposes investors to significant risks that are not typically present in other investments. These risks include the uncertainty surrounding new technology, limited evaluation due to Bitcoin’s short trading history, and the potential decline in adoption and value over the long term. The extreme volatility of Bitcoin’s price is also a risk factor. Regulatory uncertainties, such as potential government interventions and conflicting regulations across jurisdictions, can impact the demand for Bitcoin and restrict its usage. Additionally, risks associated with the sale of newly mined Bitcoin, Bitcoin exchanges, competition from alternative digital assets, mining operations, network modifications, and intellectual property claims pose further challenges to Bitcoin-linked investments.
Cyber Security Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.
Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Engaging in derivatives transactions may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use total return swaps and written put options as part of its principal investment strategies. The Fund’s use of derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]
Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded investments, which may expose investors to significant losses.
The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

Written Put Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
Written Put Options Risk. Put options are subject to volatile swings in price influenced by changes in the value of the underlying instrument. The price of put options sold by the Fund will have imperfect correlation to the returns of the underlying security. Although the Fund collects premiums on the put options it writes, the Fund’s risk of loss if the value of the underlying security falls below the strike price and the put options are exercised may outweigh the amount the Fund received as a premium on the written put option. The potential return to the Fund is limited to the amount of option premiums it receives; however, the Fund can potentially lose up to the entire strike price (multiplied by 100) of each put option it sells. The Adviser intends to only write put options at a strike price at which the Adviser would be willing to purchase the underlying security.

Implied Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Implied Volatility Risk. Upon writing a put option, the Fund receives a premium; however, the Fund also incurs a liability that represents the value of the put option it has written until the put option is exercised or expires. The value of the put options that the Fund will write is partly based on the volatility used by market participants to price such options (i.e., implied volatility). Consequently, increases in the implied volatility of the put options written by the Fund will cause the value of such put options to increase (even if the price of the underlying security does not change), which will result in a corresponding increase in the liabilities of the Fund under the put options written and thus decrease the Fund’s net asset value ("NAV"). The Fund is therefore exposed to implied volatility risk before the written put options expire or are exercised. The implied volatility of the put options written by the Fund may increase due to general market and economic conditions, perceptions regarding the industry in which the underlying security operates, or factors relating the issuer of the underlying security.
Counterparty Risk Member
Prospectus [Line Items]
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Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held, or transaction engaged in, by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund expects to enter into swap agreements primarily with large, well-capitalized financial institutions, but there can be no assurance that these counterparties will be able to meet their obligations to the Fund. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns.

Reverse Repurchase Agreement Risk Member
Prospectus [Line Items]
Risk [Text Block]
Reverse Repurchase Agreement Risk. A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

Leveraging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leveraging Risk. Borrowings, including reverse repurchase agreements and borrowings under a credit facility, if available, and certain derivatives transactions, including total return swaps, may create investment leverage. The Fund may use these transactions to finance tactical purchases of Digital Credit Preferred Securities, obtain economic exposure to such securities, and manage its RIC asset-diversification requirements at quarter-end. If the Fund engages in transactions that have a leveraging effect on the Fund’s investment portfolio, the value of the Fund will be potentially more volatile and all other risks will tend to be compounded. This is because leverage generally creates investment risk with respect to a larger base of assets than the Fund would otherwise have and so magnifies the effect of any increase or decrease in the value of the Fund’s underlying assets. The use of leverage is considered to be a speculative investment practice and may result in losses to the Fund that are substantially greater than the amount invested. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Financing costs, collateral and coverage requirements, and withdrawal of financing may cause the Fund to liquidate positions when it may not be advantageous to do so. The use of reverse repurchase agreements at quarter-end may increase gross assets and liabilities without significantly changing net economic exposure. Because the Fund does not seek daily reset leveraged investment results, the effects of compounding on the Fund's returns over extended periods may differ from, and could be greater than, the effects experienced by funds that reset leverage daily.

Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Publicly issued equity securities, including preferred stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate.

Preferred Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Preferred Securities Risk. Preferred securities are subject not only to issuer-specific and market risks generally applicable to equity securities, but also risks associated with fixed-income securities, such as interest rate risk, credit risk and call risk. A company’s preferred securities, which may pay fixed or variable rates of return, generally pay dividends only after the company makes required payments to creditors, including vendors, depositors, counterparties, holders of its bonds and other fixed-income securities. As a result, the value of a company’s preferred securities will react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may have a fixed par value, but trade at a premium or discount to par value on the secondary market. Preferred securities may be less liquid than many other types of securities, such as common stock, and generally has limited or no voting rights. In addition, preferred securities are subject to the risks that a company may defer or not pay dividends, and, in certain situations, may call or redeem its preferred securities or convert them to common stock. An issuer may decide to call its outstanding preferred securities in various environments based on its assessment of the relative cost of capital across the company’s capital structure.
Interest Rate1 Risk Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. Interest rate risk is the risk that the value of the preferred securities in the Fund’s portfolio will decline because of rising market interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case during periods of low interest rates. A security with a longer maturity (or no maturity in the case of preferred securities) tends to be more sensitive to interest rate changes than securities with shorter durations. Higher sensitivity to interest rates is generally correlated with higher levels of volatility and, therefore, greater risk.

Credit Risk1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The Fund could experience losses if the issuer of a preferred security is unable or unwilling, or is perceived by market participants as unable or unwilling, to make timely dividend payments, or to otherwise honor its obligations. This risk is heightened in market environments where interest rates are changing, notably when rates are rising. Securities are subject to varying degrees of credit risk. Credit risk is greater to the extent the Fund uses leverage or derivatives in connection with the management of the Fund, which would be magnified in the event that initial or variation margin is not provided by the counterparty to such transaction (or not provided below a certain threshold amount). The Fund’s investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived deterioration to their credit quality. Credit risk includes credit spread risk, which is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their actual or perceived credit quality) may increase when the market believes that investments generally have a greater risk of default. Increasing credit spreads may reduce the market values of the Fund’s investments.
Call Risk Member
Prospectus [Line Items]
Risk [Text Block]
Call Risk. Call risk refers to the possibility that an issuer may exercise its right to redeem a preferred security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a preferred security in which the Fund has invested, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk. The Fund's income could decline during periods of falling interest rates or when the Fund experiences defaults or deferrals on preferred securities it holds.
Large Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large Capitalization Companies Risk. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Small/Mid Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small/Mid Capitalization Companies Risk. The Fund may invest in securities of small- and/or mid-capitalization companies. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. The Fund may hold certain investments that may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value.

Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Market risk is the risk that a particular investment, or shares of the Fund ("Shares") in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Shares may widen and the returns on investment may fluctuate.

Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Short-Term Treasury And Cash Holdings Risk Member
Prospectus [Line Items]
Risk [Text Block]
Short-Term Treasury and Cash Holdings Risk. The Fund’s investments in cash and equivalents, including, but not limited to, short-term U.S. government securities such as U.S. Treasury securities, are subject to the risk that if the market advances during periods when the Fund is holding a large cash or cash equivalent position, the Fund may not participate in market increases as much as it would have if it had been more fully invested. This could adversely affect the Fund’s performance as compared to other investments.

Valuation Risk Member
Prospectus [Line Items]
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Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Conflicts Of Interest Risk Member
Prospectus [Line Items]
Risk [Text Block]
Conflicts of Interest Risk. Strive, Inc. (“Strive”), the issuer of SATA, is an affiliate of the Sub-Adviser. As a result, to the extent that the Fund invests in SATA, the Sub-Adviser and Strive may derive a benefit. The Sub-Adviser may also possess material, non-public information regarding Strive, which could restrict the Fund’s ability to purchase or sell SATA. To mitigate these conflicts, the Sub-Adviser’s role is limited to providing the Adviser with research relating to potential investments in the Fund other than SATA, and the Sub-Adviser has no authority to make investment decisions for the Fund. The Sub-Adviser has also implemented information barrier procedures to prevent its personnel who provide services to the Fund from obtaining material, non-public information regarding Strive.

New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Tax And RIC Qualification Risk Member
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Risk [Text Block]
Tax and RIC Qualification Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To comply with asset diversification requirements applicable to a RIC, the Fund must limit its exposure to any single issuer (other than cash, U.S. government securities, and securities of other RICs) to no more than 25% of the Fund's total assets at the end of each fiscal quarter. The Fund may temporarily enter into reverse repurchase agreements, replace direct holdings with swap exposure, and/or adjust other holdings around quarter-end, which may create leverage, counterparty risk, increased costs, and potentially material exposure or performance deviation, particularly if direct exposure to Digital Credit Preferred Securities must be reduced. If the value of the Fund's Digital Credit Preferred Securities rises during periods when the Fund has reduced its exposure to such securities, the performance of the Fund may be less than it would have been had the Fund maintained its exposure through such period. If the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or did not cure such failure, the Fund would be taxed as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level, which could substantially reduce the Fund's net assets and the amount of income available for distribution.

Issuer Credit Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer Credit Risk. The Digital Credit Preferred Securities in which the Fund invests, including STRC and SATA, are unsecured obligations of their respective issuers and are not collateralized by the issuers' Bitcoin holdings. The Fund's ability to receive dividend payments and recover principal depends entirely on the creditworthiness of Strategy Inc. and Strive, Inc. If an issuer experiences financial distress, becomes insolvent, or defaults on its obligations, the value of the Fund's investments could decline significantly, and the Fund may lose some or all of its investment in such securities. The preferred securities rank junior to any secured or senior unsecured debt of the issuers. The issuers' ability to make dividend payments depends on their access to capital markets and the value of their Bitcoin holdings, which may be volatile.

ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. Although the Fund intends for most redemptions to be in-kind, it may be required from time to time to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. Although the Fund intends for most redemptions to be in-kind, it may be required from time to time to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.